STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
STOCKHOLDERS’ EQUITY
Merger with DuPont
Effective with the Merger, each share of TDCC Common Stock (excluding any shares of TDCC Common Stock that were held in treasury, which were automatically canceled and retired for no consideration) was converted into the right to receive one fully paid and non-assessable share of DowDuPont Common Stock. As a result, in the third quarter of 2017, the Company recorded a reduction in "Treasury stock" of $935 million, a reduction in "Common stock" of $3,107 million and an increase in "Additional paid in capital" of $2,172 million in the consolidated balance sheets. Prior to the distribution, the Company had 100 shares of common stock issued and outstanding, par value $0.01 per share, owned solely by its parent, DowDuPont. See Note 3 for additional information.

Cumulative Convertible Perpetual Preferred Stock, Series A
Equity securities in the form of Cumulative Convertible Perpetual Preferred Stock, Series A (“preferred series A”) were issued on April 1, 2009 to Berkshire Hathaway Inc. in the amount of $3 billion (3 million shares) and the Kuwait Investment Authority in the amount of $1 billion (1 million shares). Shareholders of preferred series A could convert all or any portion of their shares, at their option, at any time, into shares of TDCC Common Stock at an initial conversion ratio of 24.2010 shares of common stock for each share of preferred series A. On or after the fifth anniversary of the issuance date, if the common stock price exceeded $53.72 per share for any 20 trading days in a consecutive 30-day window, the Company had the option, at any time, in whole or in part, to convert preferred series A into common stock at the then applicable conversion rate.

On December 15, 2016, the trading price of TDCC's Common Stock closed at $58.35, marking the 20th trading day in the previous 30 trading days that the common stock closed above $53.72, triggering the right of the Company to exercise its conversion right. On December 16, 2016, the Company sent a Notice of Conversion at the Option of the Company (the "Notice") to all holders of its preferred series A. Pursuant to the Notice, on December 30, 2016 (the "Conversion Date") all 4 million outstanding shares of preferred series A (with a carrying value of $4 billion) were converted into shares of TDCC Common Stock at a conversion ratio of 24.2010 shares of common stock for each share of preferred series A, resulting in the issuance of 96.8 million shares of common stock from treasury stock. The treasury stock issued was carried at an aggregate historical cost of $4,695 million, resulting in a reduction to "Additional paid-in capital" in the consolidated statements of equity of $695 million. From and after the Conversion Date, no shares of the preferred series A are issued or outstanding and all rights of the holders of the preferred series A have terminated. On January 6, 2017, the Company filed an amendment to its Restated Certificate of Incorporation by way of a certificate of elimination (the “Certificate of Elimination”) with the Secretary of State of Delaware which had the effect of: (a) eliminating the previously designated 4 million shares of the preferred series A, none of which were outstanding at the time of the filing; (b) upon such elimination, causing such preferred series A to resume the status of authorized and unissued shares of preferred stock, par value $1.00 per share, of the Company, without designation as to series; and (c) eliminating from the Company’s Restated Certificate of Incorporation all references to, and all matters set forth in, the certificates of designations for the preferred series A.

The Company paid cumulative dividends on preferred series A at a rate of 8.5 percent per annum, or $85 million per quarter. The final dividend for the preferred series A was declared on December 15, 2016 and payable on the earlier of the Conversion Date (if applicable) or January 3, 2017, to shareholders of record at December 15, 2016. The dividend was paid in full on the Conversion Date.

Common Stock
Prior to the Merger, the Company issued common stock shares out of treasury stock or as new common stock shares for purchases under the Employee Stock Purchase Plan ("ESPP"), for options exercised and for the release of restricted stock units, performance deferred stock and restricted stock. The number of new common stock shares issued to employees and non-employee directors prior to the Merger was zero in 2017 (zero in 2016). See Note 22 for additional information on changes to the Company equity awards in connection with the Merger.

Retained Earnings
There are no significant restrictions limiting the Company’s ability to pay dividends. Prior to the Merger, TDCC declared dividends of $1.38 per share in 2017 ($1.84 per share in 2016). Effective with the Merger, TDCC no longer had publicly traded common stock. TDCC's common shares were owned solely by its parent company, DowDuPont, prior to the separation on April 1, 2019, and TDCC's Board of Directors determined whether or not there would be a dividend distribution to DowDuPont. See Note 26 for additional information.

See Note 4 for information on the impact of the receipt of ECP, which was accounted for as a transfer between entities under common control.

Undistributed earnings of nonconsolidated affiliates that are part of continuing operations included in retained earnings were $1,856 million at December 31, 2018 and $1,824 million at December 31, 2017.

Employee Stock Ownership Plan
The Dow Employee Stock Ownership Plan (the “ESOP”) is an integral part of The Dow Chemical Company Employees’ Savings Plan (the “Plan”). A significant majority of full-time employees in the United States are eligible to participate in the Plan. The Company uses the ESOP to provide its matching contribution in the form of stock to Plan participants. Prior to the Merger, contributions were in the form of TDCC Common Stock. Effective with the Merger, shares of TDCC stock held by the ESOP were converted into shares of DowDuPont Common Stock at a ratio of 1:1.

In connection with the acquisition of Rohm and Haas on April 1, 2009, the Rohm and Haas Employee Stock Ownership Plan (the "Rohm and Haas ESOP") was merged into the Plan, and the Company assumed the $78 million balance of debt at 9.8 percent interest with final maturity in 2020 that was used to finance share purchases by the Rohm and Haas ESOP in 1990. The outstanding balance of the debt was $10 million at December 31, 2018 and $17 million at December 31, 2017.

Dividends on unallocated shares held by the ESOP are used by the ESOP to make debt service payments and to purchase additional shares if dividends exceed the debt service payments. Dividends on allocated shares are used by the ESOP to make debt service payments to the extent needed; otherwise, they are paid to the Plan participants. Shares are released for allocation to participants based on the ratio of the current year’s debt service to the sum of the principal and interest payments over the life of the loan. The shares are allocated to Plan participants in accordance with the terms of the Plan.

Compensation expense for allocated shares is recorded at the fair value of the shares on the date of allocation. Compensation expense reflected in income from continuing operations for ESOP shares was $144 million in 2018, $200 million in 2017 and $161 million in 2016. At December 31, 2018, 15.3 million shares out of a total 21.8 million shares held by the ESOP had been allocated to participants’ accounts; 1.5 million shares were released but unallocated; and 5.0 million shares, at a fair value of $267 million, were considered unearned.

Treasury Stock
In 2013, the Board approved a share buy-back program. As a result of subsequent authorizations approved by the Board, the total authorized amount of the share repurchase program was $9.5 billion. Effective with the Merger, the share repurchase program was canceled. Over the duration of the program, a total of $8.1 billion was spent on the repurchase of TDCC Common Stock.

The Company historically issued shares for purchases under the ESPP, for options exercised as well as for the release of restricted stock units, performance deferred stock and restricted stock out of treasury stock or as new common stock shares. The number of treasury shares issued to employees and non-employee directors under the Company’s stock-based compensation programs are summarized in the following table. See Note 22 for additional information on changes to the Company equity awards in connection with the Merger.

Treasury Shares Issued Under Stock-Based Compensation Programs
In thousands	2018	2017 [1]	2016
To employees and non-employee directors	N/A	14,195	14,494

1.	Reflects activity prior to the Merger.

The following table provides a reconciliation of TDCC Common Stock activity, prior to the Merger, for the years ended December 31, 2017 and 2016:

Shares of TDCC Common Stock	Issued	Held in Treasury
In thousands
Balance at Jan 1, 2016	1,242,795	125,853
Issued [1]	—	(14,494)
Repurchased	—	17,107
Preferred stock converted to common stock	—	(96,804)
Balance at Dec 31, 2016	1,242,795	31,662
Issued [1]	—	(14,195)
Converted to DowDuPont shares or canceled on Aug 31, 2017 [2]	(1,242,795)	(17,467)
Balance at Aug 31, 2017	—	—

1.	Shares issued to employees and non-employee directors under the Company's equity compensation plans.

2.	Each share of TDCC Common Stock issued and outstanding immediately prior to the Merger was converted into one share of DowDuPont Common Stock; treasury shares were canceled as a result of the Merger.

Accumulated Other Comprehensive Loss
The following table summarizes the changes and after-tax balances of each component of AOCL for the years ended December 31, 2018, 2017 and 2016:

Accumulated Other Comprehensive Loss	Unrealized Gains (Losses) on Investments	Cumulative Translation Adj	Pension and Other Postretire Benefits	Derivative Instruments	Total Accum Other Comp Loss
In millions
2016
Balance at Jan 1, 2016	$47	$(1,737)	$(6,769)	$(208)	$(8,667)
Other comprehensive income (loss) before reclassifications	32	(644)	(1,354)	84	(1,882)
Amounts reclassified from accumulated other comprehensive income (loss)	(36)	—	734	29	727
Net other comprehensive income (loss)	$(4)	$(644)	$(620)	$113	$(1,155)
Balance at Dec 31, 2016	$43	$(2,381)	$(7,389)	$(95)	$(9,822)
2017
Other comprehensive income (loss) before reclassifications	25	908	(23)	1	911
Amounts reclassified from accumulated other comprehensive income (loss)	(71)	(8)	414	(15)	320
Net other comprehensive income (loss)	$(46)	$900	$391	$(14)	$1,231
Balance at Dec 31, 2017	$(3)	$(1,481)	$(6,998)	$(109)	$(8,591)
2018
Balance at Jan 1, 2018 [1]	$17	$(1,481)	$(6,998)	$(109)	$(8,571)
Other comprehensive income (loss) before reclassifications	(74)	(221)	(495)	4	(786)
Amounts reclassified from accumulated other comprehensive income (loss)	7	(4)	455	71	529
Net other comprehensive income (loss)	$(67)	$(225)	$(40)	$75	$(257)
Reclassification of stranded tax effects [2]	$(1)	$(107)	$(927)	$(22)	$(1,057)
Balance at Dec 31, 2018	$(51)	$(1,813)	$(7,965)	$(56)	$(9,885)

1.	The beginning balance of "Unrealized gains (losses) on investments" was increased by $20 million to reflect the impact of adoption of ASU 2016-01. See Note 2 for additional information.

2.	Amounts reclassified to retained earnings as a result of the adoption of ASU 2018-02. See Note 2 for additional information.

The tax effects on the net activity related to each component of other comprehensive income (loss) for the years ended December 31, 2018, 2017 and 2016 were as follows:

Tax Benefit (Expense) [1]	2018	2017	2016
In millions
Unrealized gains (losses) on investments	$17	$26	$(2)
Cumulative translation adjustments	(6)	(98)	(171)
Pension and other postretirement benefit plans	(9)	(213)	438
Derivative instruments	(20)	(3)	(32)
Tax benefit (expense) from income taxes related to other comprehensive income (loss) items	$(18)	$(288)	$233

1.	Prior year amounts have been updated to conform with the current year presentation.

A summary of the reclassifications out of AOCL for the years ended December 31, 2018, 2017 and 2016 is provided as follows:

Reclassifications Out of Accumulated Other Comprehensive Loss In millions	2018	2017	2016	Consolidated Statements of Income Classification

Unrealized (gains) losses on investments	$9	$(110)	$(56)	See (1) below
Tax (benefit) expense	(2)	39	20	See (2) below
After tax	$7	$(71)	$(36)
Cumulative translation adjustments	$(4)	$(8)	$—	See (3) below
Pension and other postretirement benefit plans	$594	$607	$913	See (4) below
Tax benefit	(139)	(193)	(179)	See (2) below
After tax	$455	$414	$734
Derivative instruments	$89	$(13)	$34	See (5) below
Tax benefit	(18)	(2)	(5)	See (2) below
After tax	$71	$(15)	$29
Total reclassifications for the period, after tax	$529	$320	$727

1.	"Net sales" and "Sundry income (expense) - net."

2.	"Provision (credit) for income taxes on continuing operations."

3.	"Sundry income (expense) - net."

4.
These AOCL components are included in the computation of net periodic benefit cost of the Company's defined benefit pension and other postretirement benefit plans. See Note 21 for additional information. In the year ended December 31, 2016, $360 million was included in “Sundry income (expense) - net” (zero impact to "Provision (credit) for income taxes on continuing operations") related to the Dow Silicones ownership restructure. See Note 6 for additional information.

5.	"Cost of sales," "Sundry income (expense) - net" and "Interest expense and amortization of debt discount."